SCHEDULE OF REMAINING NON CANCELLABLE LEASE CONTRACTS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Operating Leases
Lease term	1 year 3 days	1 year 3 days	2 years 1 month 17 days
Right-of-use assets	$ 33,197	$ 42,688	$ 83,288
Leases
Current	24,241	31,171	39,815
Non-current	$ 11,367	$ 14,616	$ 47,233